Digital Assets	12 Months Ended
Jun. 30, 2024
Digital Assets [Abstract]
DIGITAL ASSETS
6.	DIGITAL ASSETS

As of June 30, 2024 and 2023, digital assets consisted of the following:

	As of June 30,
	2024	2023
NFT A	$140,586	$-
NFT B	600,000	-
	740,586	-
Impairment	(600,000)	-
	$140,586	$-

NFT A and NFT B were built during the fiscal year ended June 30, 2024. NFT A was sold on cost of $139,414 during the fiscal year ended June 30, 2024. Considering that NFT B did not generate any sales although it was uploaded to sell for more than 10 months, the Company made full impairment of NFT B as of June 30, 2024.